Operations and Reorganization - Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operations and Reorganization
Net loss from continuing operations	$ (15,032)	$ (12,844)	$ (4,191)
Accumulated deficit	346,365	331,166
Net current assets	9,347	6,057
Operating cash inflow (outflow) from continuing operations	559	1,929	(4,983)
Net revenues	27,111	15,048	788
Gross profit	$ 20,789	$ 11,854	$ 658